Debt - Schedule of Debt Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
2023	$ 22,152
2024	22,856
2025	36,225
2026	7,069
2027	279,178
Thereafter	0
Long-term debt, net	$ 367,480	$ 140,160